Convertible Note Payable (Details)	8 Months Ended
Oct. 31, 2018 USD ($)
Notes to Financial Statements
Compound embedded derivative	$ 408,373
Derivative warrants	128,544
Day-one derivative loss	(260,917)
Financing fees	(32,100)
Net proceeds	$ (243,900)